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                                 May 16, 2002



VIA EDGAR TRANSMISSION
----------------------

U. S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


     Re: United Investors Annuity Variable Account (File No. 33-12000)
         Rule 497(j) Certification

Commissioners:

     On behalf of United Investors Annuity Variable Account (the "Account") and in lieu of filing with the Commission the form of prospectus and statement of additional information dated May 1, 2002 that were used in connection with the offering by United Investors Life Insurance Company (the "Company") of certain deferred variable annuity insurance policies funded through the Account, the Company hereby certifies that:

     (1) The form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933 (the "1933 Act") would not have differed from that contained in Post-Effective Amendment No. 19 to the Account's registration statement under the 1933 Act("PEA 19") on Form N-4, as filed with the Commission on April 29, 2002; and

     (2)  the text of PEA 19 has been filed with the Commission electronically.

     Please call Cathy C. Pilcher at (205) 325-4307 if you have questions or comments regarding this filing.

                             UNITED INVESTORS LIFE INSURANCE COMPANY



                             By: /s/ John H. Livingston

                                 John H. Livingston, Esquire
                                 Secretary and Counsel

JHL:dk

cc: Frederick R. Bellamy